Common Stock Purchase Agreements	3 Months Ended
Sep. 30, 2020
Common Stock Purchase Agreements [Abstract]
COMMON STOCK PURCHASE AGREEMENTS
7.

COMMON STOCK PURCHASE AGREEMENTS

On July 27, 2020, the Company entered into a purchase agreement with an investor. Pursuant to the purchase agreement, subject to certain conditions set forth in the purchase agreement, the investor was obligated to purchase up to $2.1 million of the Company’s common stock from time to time through September 30, 2020. The purchase price per share under the purchase agreement was 85% of the lowest closing price during the five (5) business days prior to closing, not to exceed the valuation cap set forth in the purchase agreement. During the three months ended September 30, 2020, the Company issued 20,000,000 shares of common stock at a purchase price of $0.025 per share under the purchase agreement. The Company received net proceeds of $460,350 after legal fees and commissions.

On September 21, 2020, the Company entered into a purchase agreement with an investor. Under the purchase agreement, the Company may sell, in its discretion (subject to the terms and conditions of the purchase agreement) up to an aggregate of $4,000,000 of common stock to the investor. The Company has the right, in its sole discretion, subject to the conditions and limitations in the purchase agreement, to direct the investor, by delivery of a purchase notice from time to time to purchase over the 6-month term of the purchase agreement, a minimum of $10,000 and up to a maximum of $400,000 of shares of common stock for each purchase notice (provided that, the purchase amount for any purchase will not exceed two times the average of the daily trading dollar volume of the common stock during the 10 business days preceding the purchase date). The number of purchase shares the Company will issue under each purchase will be equal to 112.5% of the purchase amount sold under such Purchase, divided by the purchase price per share (as defined under the purchase agreement). The “purchase price” is defined as 90% of the lowest end-of-day volume weighted average price of the common stock for the five consecutive business days immediately preceding the purchase date, including the purchase date. The Company may not deliver more than one purchase notice to the investor every ten business days, except as the parties may otherwise agree.

. During the three months ended September 30, 2020, the Company received $300,000 for the sale of 15,573,090 shares of common stock under the purchase agreement.